Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements	Future minimum payments under these non-cancellable agreements are as follows:

Operating lease obligations
RMB
For the year ended March 31,
2022	14,166
2023	12,451
2024	7,636
2025	2,876

Total	37,129

Summary Of Future Minimum Payments Of Capital Commitments Under Office Building Purhcase Agreement	Future minimum payments under the office building purchase agreement are as follows:

Capital commitments
RMB
For the year ended March 31,
2022	52,250
2024	10,450

Total	62,700